Empower Bond Index Fund Investment Strategy - Empower Bond Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund is not actively managed but is designed to track the performance of its Benchmark Index. The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of the companies included in the Benchmark Index and, using sampling techniques, a portfolio of securities designed to give the Fund the relevant comparable attributes of the Benchmark Index. These sampling techniques involve investing in a limited number of securities from the Benchmark Index that, when taken together, are expected to perform similarly to the Benchmark Index as a whole. These techniques take into account a variety of factors such as sector, yield, duration, credit quality, and spread.The Benchmark Index includes over 12,000 securities and covers the U.S. investment grade bond market, including corporate bonds, government securities, mortgage-backed securities (which may be purchased or sold on a delayed delivery or forward commitment basis through the to-be-announced (“TBA”) market), and includes securities with short-, medium-, and long-term maturities.The Fund may invest in exchange-traded funds (“ETFs”) and derivatives, including but not limited to futures contracts on the Benchmark Index, options on futures contracts and credit default swaps.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-advisers and monitors their performance on an ongoing basis. The Fund’s investment portfolio is managed by Franklin Advisers, Inc. (“Franklin Advisers”) and Franklin Advisory Services, LLC (“FAS LLC”) (collectively, “Franklin” or the “Sub-Advisers”).